Consolidated condensed cash flows statements - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Consolidated cash flows statements [Abstract]
Profit/(loss) for the period		$ (26,192)	$ 22,747
Financial expense and non-monetary adjustments		389,557	361,616
II. Profit for the period adjusted by financial expense and non-monetary adjustments		363,365	384,363
III. Variations in working capital		(84,005)	(91,926)
Net interest and income tax paid		(130,953)	(143,329)
A. Net cash provided by operating activities		148,407	149,108
Investments in contracted concessional assets	[1]	5,675	14,704
Other non-current assets/liabilities		(8,249)	(30,439)
Acquisitions and other financial instruments		8,943	(103,614)
Dividends received from entities under the equity method		10,382	0
B. Net cash provided by/(used in) investing activities		16,751	(119,349)
Proceeds from Project & Corporate debt		594,803	308,981
Repayment of Project & Corporate debt		(425,392)	(433,906)
Dividends paid to Company's shareholders		(83,314)	(76,705)
Dividends paid to non-controlling interest		(14,160)	(5,105)
Proceeds for capital increase		0	30,000
Proceeds from non-controlling interest		0	92,303
C. Net cash provided by/(used in) financing activities		71,937	(84,432)
Net increase/(decrease) in cash and cash equivalents		237,095	(54,673)
Cash and cash equivalents at beginning of the period		562,795	631,542
Translation differences in cash or cash equivalent		(11,121)	(803)
Cash and cash equivalents at end of the period		$ 788,769	$ 576,066

[1]	Includes proceeds for $7.4 million and $14.8 million for the six-month period ended June 30, 2020 and June 30, 2019 respectively, related to the amounts Solana received from Abengoa further to Abengoa's obligation as EPC Contractor.